GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments

December 31, 2019

(Unaudited)

	Number of Shares	Value

LONG POSITIONS — 92.0%
COMMON STOCKS — 27.5%
Automobiles & Components — 0.5%
BorgWarner, Inc.†	694	$30,106
Fiat Chrysler Automobiles NV (Netherlands)†	1,893	27,808
General Motors Co.†	232	8,491
Goodyear Tire & Rubber Co. (The)†	627	9,753
Magna International, Inc. (Canada)†	261	14,313

		90,471

Capital Goods — 5.3%
A.O. Smith Corp.†	202	9,623
AECOM†*	593	25,576
Aerojet Rocketdyne Holdings, Inc.†*	370	16,894
AGCO Corp.†	49	3,785
Allegion PLC (Ireland)†	1	125
AMETEK, Inc.†	24	2,394
Arconic, Inc.†	2,125	65,386
Armstrong World Industries, Inc.†	246	23,117
Carlisle Cos., Inc.†	197	31,882
Cummins, Inc.†	171	30,602
Curtiss-Wright Corp.†	150	21,134
Dover Corp.†	300	34,578
Eaton Corp. PLC (Ireland)†	141	13,356
EMCOR Group, Inc.†	247	21,316
Emerson Electric Co.†	364	27,759
Fortune Brands Home & Security, Inc.†	389	25,417
Gardner Denver Holdings, Inc.†*	929	34,076
General Dynamics Corp.†	35	6,172
HD Supply Holdings, Inc.†*	348	13,997
HEICO Corp.†	66	7,534
Hexcel Corp.†	191	14,002
Honeywell International, Inc.†	193	34,161
Hubbell, Inc.†	33	4,878
Ingersoll-Rand PLC (Ireland)†	382	50,775
ITT, Inc.†	438	32,373
Johnson Controls International PLC (Ireland)	19	773
L3Harris Technologies, Inc.†	138	27,306
Lockheed Martin Corp.†	2	779
Masco Corp.†	674	32,345
MasTec, Inc.†*	533	34,197
Navistar International Corp.†*	151	4,370
Oshkosh Corp.†	310	29,342
Owens Corning†	72	4,689

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Pentair PLC (Ireland)†	244	$11,192
Raytheon Co.†	29	6,372
Regal Beloit Corp.†	277	23,714
Rexnord Corp.†*	774	25,248
Rockwell Automation, Inc.†	73	14,795
Simpson Manufacturing Co., Inc.†	301	24,149
SiteOne Landscape Supply, Inc.†*	268	24,294
Spirit AeroSystems Holdings, Inc., Class A†	169	12,317
Timken Co. (The)†	368	20,722
TransDigm Group, Inc.†	5	2,800
United Rentals, Inc.†*	118	19,679
United Technologies Corp.†	154	23,063
Univar Solutions, Inc.†*	852	20,652
Universal Forest Products, Inc.†	353	16,838
Valmont Industries, Inc.†	86	12,881
WABCO Holdings, Inc.†*	111	15,040
Watts Water Technologies, Inc., Class A†	79	7,881
Westinghouse Air Brake Technologies Corp.†	154	11,981
Woodward, Inc.†	54	6,396

		984,727

Commercial & Professional Services — 0.9%
Brady Corp., Class A†	121	6,928
Cimpress PLC (Ireland)†*	102	12,829
Cintas Corp.†	112	30,137
Clean Harbors, Inc.†*	230	19,722
FTI Consulting, Inc.†*	11	1,217
ManpowerGroup, Inc.†	331	32,140
Robert Half International, Inc.†	140	8,841
Rollins, Inc.†	416	13,795
Stantec, Inc. (Canada)†	2	57
Tetra Tech, Inc.†	238	20,506
Thomson Reuters Corp. (Canada)†	6	430
TransUnion†	283	24,228
UniFirst Corp.†	9	1,818

		172,648

Consumer Durables & Apparel — 1.6%
BRP, Inc., sub-voting shares (Canada)†	30	1,367
Hanesbrands, Inc.†	866	12,860
Leggett & Platt, Inc.†	572	29,075
Mattel, Inc.†*	1,574	21,328

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Mohawk Industries, Inc.†*	214	$29,185
Newell Brands, Inc.†	2,431	46,724
Polaris, Inc.†	154	15,662
PVH Corp.†	121	12,723
Skechers U.S.A., Inc., Class A†*	304	13,130
Steven Madden Ltd.†	269	11,570
Tempur Sealy International, Inc.†*	515	44,836
TopBuild Corp.†*	244	25,152
Whirlpool Corp.†	175	25,818

		289,430

Consumer Services — 0.9%
Aramark†	866	37,584
Boyd Gaming Corp.†	648	19,401
Bright Horizons Family Solutions, Inc.†*	39	5,861
Cracker Barrel Old Country Store, Inc.†	66	10,147
Dunkin’ Brands Group, Inc.†	174	13,144
Eldorado Resorts, Inc.†*	110	6,560
Hyatt Hotels Corp., Class A†	220	19,736
Laureate Education, Inc., Class A†*	2	35
Marriott Vacations Worldwide Corp.	2	258
MGM Resorts International†	590	19,629
Restaurant Brands International, Inc. (Canada)†	25	1,594
ServiceMaster Global Holdings, Inc.†*	40	1,546
Starbucks Corp.	25	2,198
Strategic Education, Inc.†	166	26,377

		164,070

Energy — 1.0%
Chevron Corp.†	214	25,789
CVR Energy, Inc.†	458	18,517
Helmerich & Payne, Inc.†	336	15,265
HollyFrontier Corp.†	247	12,525
National Oilwell Varco, Inc.†	1,559	39,053
Phillips 66†	281	31,306
TC Energy Corp. (Canada)†	275	14,660
Valero Energy Corp.†	285	26,690

		183,805

Food & Staples Retailing — 0.3%
BJ’s Wholesale Club Holdings, Inc.†*	2	45
Costco Wholesale Corp.†	57	16,753

	Number of Shares	Value

COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Walgreens Boots Alliance, Inc.†	372	$21,933
Walmart, Inc.†	145	17,232

		55,963

Food, Beverage & Tobacco — 1.1%
Boston Beer Co., Inc. (The), Class A†*	20	7,557
Campbell Soup Co.†	458	22,634
Conagra Brands, Inc.†	737	25,235
Flowers Foods, Inc.†	413	8,979
General Mills, Inc.†	419	22,442
Kellogg Co.†	213	14,731
Keurig Dr Pepper, Inc.†	672	19,454
Kraft Heinz Co. (The)†	1,035	33,255
McCormick & Co., Inc., non-voting shares†	57	9,675
Molson Coors Beverage Co., Class B†	57	3,072
PepsiCo, Inc.†	36	4,920
Philip Morris International, Inc.†	115	9,785
Pilgrim’s Pride Corp.†*	112	3,664
Post Holdings, Inc.†*	52	5,673
Sanderson Farms, Inc.†	54	9,516

		200,592

Health Care Equipment & Services — 1.8%
ABIOMED, Inc.†*	162	27,636
AmerisourceBergen Corp.†	479	40,725
CONMED Corp.†	200	22,366
CVS Health Corp.†	416	30,905
DaVita, Inc.†*	439	32,938
DENTSPLY SIRONA, Inc.†	289	16,355
Edwards Lifesciences Corp.†*	102	23,796
Henry Schein, Inc.†*	352	23,485
IDEXX Laboratories, Inc.†*	28	7,312
Nevro Corp.†*	76	8,933
Novocure Ltd. (Jersey)†*	230	19,382
Teladoc Health, Inc.†*	161	13,479
Tenet Healthcare Corp.†*	504	19,167
Veeva Systems, Inc., Class A†*	167	23,490
West Pharmaceutical Services, Inc.†	113	16,987

		326,956

Household & Personal Products — 0.3%
Coty, Inc., Class A†	2,715	30,544
Energizer Holdings, Inc.†	204	10,245

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Procter & Gamble Co. (The)†	162	$20,234

		61,023

Materials — 3.0%
Agnico Eagle Mines Ltd. (Canada)†	1	62
Air Products & Chemicals, Inc.†	145	34,074
Alamos Gold, Inc., Class A (Canada)†	1,716	10,330
Allegheny Technologies, Inc.†*	1,087	22,457
AptarGroup, Inc.†	74	8,556
Ashland Global Holdings, Inc.†	376	28,775
Avery Dennison Corp.†	24	3,140
Balchem Corp.†	66	6,708
Ball Corp.†	13	841
Celanese Corp.†	69	8,495
CF Industries Holdings, Inc.†	273	13,033
Crown Holdings, Inc.†*	349	25,316
DuPont de Nemours, Inc.†	425	27,285
Eastman Chemical Co.†	218	17,279
Ecolab, Inc.†	94	18,141
Graphic Packaging Holding Co.†	1,580	26,307
Huntsman Corp.†	651	15,728
Ingevity Corp.†*	73	6,379
International Paper Co.	6	276
Kirkland Lake Gold Ltd. (Canada)†	420	18,509
LyondellBasell Industries NV, Class A (Netherlands)†	277	26,171
Martin Marietta Materials, Inc.†	30	8,389
Mosaic Co. (The)†	833	18,026
NewMarket Corp.†	47	22,866
Packaging Corp. of America†	103	11,535
Pan American Silver Corp. (Canada)†	111	2,630
PPG Industries, Inc.†	229	30,569
Reliance Steel & Aluminum Co.†	321	38,443
Royal Gold, Inc.†	151	18,460
RPM International, Inc.†	84	6,448
Sherwin-Williams Co. (The)†	28	16,339
Silgan Holdings, Inc.†	50	1,554
Valvoline, Inc.†	138	2,955
Vulcan Materials Co.†	110	15,839
Wheaton Precious Metals Corp. (Canada)†	802	23,860
Yamana Gold, Inc. (Canada)†	7,743	30,585

		566,360

	Number of Shares	Value

COMMON STOCKS — (Continued)
Media & Entertainment — 0.5%
AMC Networks, Inc., Class A†*	130	$5,135
Cable One, Inc.†	4	5,954
Cargurus, Inc.†*	206	7,247
Charter Communications, Inc., Class A†*	45	21,829
Cinemark Holdings, Inc.†	112	3,791
DISH Network Corp., Class A†*	141	5,001
Nexstar Media Group, Inc., Class A†	8	938
Shaw Communications, Inc., Class B (Canada)†	96	1,948
Sinclair Broadcast Group, Inc., Class A†	180	6,001
Take-Two Interactive Software, Inc.†*	249	30,485

		88,329

Pharmaceuticals, Biotechnology & Life Sciences — 1.5%
ACADIA Pharmaceuticals, Inc.†*	96	4,107
Alexion Pharmaceuticals, Inc.†*	282	30,498
Bausch Health Cos, Inc. (Canada)†*	491	14,691
Biogen, Inc.†*	162	48,070
Bio-Rad Laboratories, Inc., Class A†*	74	27,382
Bio-Techne Corp.†	20	4,390
Bristol-Myers Squibb Co.	614	39,413
Bruker Corp.†	100	5,097
Incyte Corp.†*	246	21,481
Ionis Pharmaceuticals, Inc.*	8	483
Jazz Pharmaceuticals PLC (Ireland)†*	6	896
Merck & Co., Inc.†	171	15,552
Neurocrine Biosciences, Inc.†*	88	9,459
Pfizer, Inc.†	650	25,467
QIAGEN NV (Netherlands)†*	238	8,044
Syneos Health, Inc.†*	64	3,806
United Therapeutics Corp.†*	155	13,652

		272,488

Retailing — 1.3%
Aaron’s, Inc.†	148	8,452
Advance Auto Parts, Inc.†	35	5,606
AutoNation, Inc.†*	177	8,608
Best Buy Co., Inc.†	2	176
Burlington Stores, Inc.†*	76	17,330
Dollar General Corp.†	153	23,865
eBay, Inc.†	210	7,583
Home Depot, Inc. (The)†	32	6,988
Lithia Motors, Inc., Class A	3	441

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Retailing — (Continued)
LKQ Corp.†*	1,324	$47,267
Murphy USA, Inc.†*	85	9,945
O’Reilly Automotive, Inc.*	4	1,753
Penske Automotive Group, Inc.†	69	3,465
Pool Corp.†	115	24,424
Qurate Retail, Inc.†*	2,323	19,583
RH†*	163	34,800
Tractor Supply Co.†	264	24,668

		244,954

Semiconductors & Semiconductor Equipment — 0.8%
Brooks Automation, Inc.†	402	16,868
Cirrus Logic, Inc.†*	466	38,403
Monolithic Power Systems, Inc.†	3	534
Qorvo, Inc.†*	242	28,128
Teradyne, Inc.†	644	43,914
Universal Display Corp.†	110	22,668

		150,515

Software & Services — 2.3%
Adobe, Inc.*	5	1,649
Akamai Technologies, Inc.†*	21	1,814
Alliance Data Systems Corp.†	43	4,825
Alteryx, Inc., Class A†*	108	10,808
Aspen Technology, Inc.†*	251	30,353
Blackbaud, Inc.†	106	8,438
Broadridge Financial Solutions, Inc.†	93	11,489
CACI International, Inc., Class A†*	84	20,999
CGI, Inc. (Canada)†*	2	167
Datadog, Inc., Class A*	3	113
Envestnet, Inc.†*	2	139
Euronet Worldwide, Inc.†*	29	4,569
Fair Isaac Corp.†*	35	13,114
Five9, Inc.†*	6	393
FleetCor Technologies, Inc.†*	101	29,060
Gartner, Inc.†*	21	3,236
GoDaddy, Inc., Class A†*	328	22,278
Jack Henry & Associates, Inc.†	140	20,394
KBR, Inc.†	15	458
ManTech International Corp., Class A†	234	18,692
NortonLifeLock, Inc.†	231	5,895
Nuance Communications, Inc.†*	525	9,361
Oracle Corp.†	363	19,232
Paychex, Inc.†	178	15,141
PayPal Holdings, Inc.†*	2	216

	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
Perspecta, Inc.†	818	$21,628
PROS Holdings, Inc.†*	5	300
PTC, Inc.†*	49	3,670
Qualys, Inc.†*	217	18,091
Sabre Corp.†	903	20,263
Science Applications International Corp.†	81	7,049
SolarWinds Corp.†*	3	56
Square, Inc., Class A†*	553	34,596
SS&C Technologies Holdings, Inc.†	403	24,744
Synopsys, Inc.†*	72	10,022
VeriSign, Inc.†*	108	20,809
Western Union Co. (The)†	307	8,222
WEX, Inc.†*	26	5,446

		427,729

Technology Hardware & Equipment — 2.1%
Anixter International, Inc.†*	107	9,855
Avnet, Inc.†	357	15,151
CDW Corp.†	35	4,999
Ciena Corp.†*	750	32,018
Dolby Laboratories, Inc., Class A†	273	18,782
EchoStar Corp., Class A†*	524	22,694
F5 Networks, Inc.†*	73	10,194
FLIR Systems, Inc.†	28	1,458
Jabil, Inc.†	185	7,646
Juniper Networks, Inc.†	306	7,537
Keysight Technologies, Inc.†*	494	50,699
Lumentum Holdings, Inc.†*	289	22,918
Motorola Solutions, Inc.†	108	17,403
NCR Corp.†*	749	26,335
SYNNEX Corp.†	75	9,660
Tech Data Corp.†*	186	26,710
Viavi Solutions, Inc.†*	1,095	16,425
Xerox Holdings Corp.†	1,063	39,193
Zebra Technologies Corp., Class A†*	194	49,555

		389,232

Telecommunication Services — 0.3%
AT&T, Inc.†	770	30,092
BCE, Inc. (Canada)†	141	6,535
CenturyLink, Inc.†	29	383
Iridium Communications, Inc.†*	539	13,281
TELUS Corp. (Canada)†	20	775

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Zayo Group Holdings, Inc.†*	217	$7,519

		58,585

Transportation — 1.6%
Alaska Air Group, Inc.†	323	21,883
American Airlines Group, Inc.†	705	20,219
CSX Corp.†	186	13,459
Expeditors International of Washington, Inc.†	326	25,435
JB Hunt Transport Services, Inc.†	193	22,539
JetBlue Airways Corp.†*	1,426	26,695
Kansas City Southern†	28	4,288
Kirby Corp.†*	73	6,536
Knight-Swift Transportation Holdings, Inc.†	30	1,075
Landstar System, Inc.†	271	30,859
Old Dominion Freight Line, Inc.†	107	20,306
Schneider National, Inc., Class B†	236	5,150
Southwest Airlines Co.†	590	31,848
United Airlines Holdings, Inc.†*	299	26,339
XPO Logistics, Inc.†*	491	39,133

		295,764

Utilities — 0.4%
American States Water Co.†	36	3,119
CMS Energy Corp.†	228	14,328
Evergy, Inc.†	269	17,509
Exelon Corp.†	101	4,605
OGE Energy Corp.†	392	17,432
Public Service Enterprise Group, Inc.†	68	4,015
Sempra Energy†	103	15,602
Vistra Energy Corp.†	192	4,414

		81,024

TOTAL COMMON STOCKS (Cost $4,585,530)		5,104,665

AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 63.4%
Gotham Neutral 500 Fund	614,254	6,928,790
Gotham Neutral Fund*	471,701	4,811,350

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $11,745,045)		11,740,140

	Par Value	Value

U.S. TREASURY OBLIGATIONS — 1.1%
U.S. Treasury Bill — 1.1%
United States Treasury Bill 2.37% 04/23/2020†(b)	$200,000	$199,046

TOTAL U.S. TREASURY OBLIGATIONS (Cost $198,544)		199,046

TOTAL LONG POSITIONS - 92.0%		17,043,851

(Cost $16,529,119)

	Number of Shares

SHORT POSITIONS — (27.7)%
COMMON STOCKS — (27.7)%
Automobiles & Components — (0.1)%
Fox Factory Holding Corp.*	(266)	(18,506)
Thor Industries, Inc.	(81)	(6,017)

		(24,523)

Capital Goods — (1.1)%
Allison Transmission Holdings, Inc.	(635)	(30,683)
Boeing Co. (The)	(14)	(4,561)
CAE, Inc. (Canada)	(196)	(5,186)
Crane Co.	(20)	(1,728)
Donaldson Co., Inc.	(6)	(346)
EnerSys.	(22)	(1,646)
Graco, Inc.	(291)	(15,132)
Huntington Ingalls Industries, Inc.	(13)	(3,261)
IDEX Corp.	(9)	(1,548)
Kennametal, Inc.	(56)	(2,066)
Lennox International, Inc.	(33)	(8,051)
Lincoln Electric Holdings, Inc.	(168)	(16,251)
Mercury Systems, Inc.*	(255)	(17,623)
Moog, Inc., Class A	(58)	(4,949)
nVent Electric PLC (Ireland)	(251)	(6,421)
Parker-Hannifin Corp.	(77)	(15,848)
Sensata Technologies Holding PLC (United Kingdom)*	(381)	(20,524)
Snap-on, Inc.	(27)	(4,574)
Textron, Inc.	(5)	(223)
Toro Co. (The)	(106)	(8,445)
Trex Co., Inc.*	(235)	(21,122)
Watsco, Inc.	(26)	(4,684)
WW Grainger, Inc.	(16)	(5,416)

		(200,288)

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Commercial & Professional Services — (0.3)%
IAA, Inc.*	(165)	$(7,765)
Insperity, Inc.	(299)	(25,726)
MSA Safety, Inc.	(133)	(16,806)

		(50,297)

Consumer Durables & Apparel — (1.4)%
Canada Goose Holdings, Inc. (Canada)*	(197)	(7,139)
Capri Holdings Ltd. (British Virgin Islands)*	(681)	(25,980)
Carter’s, Inc.	(64)	(6,998)
Columbia Sportswear Co.	(263)	(26,350)
Deckers Outdoor Corp.*	(221)	(37,318)
Garmin Ltd. (Switzerland)	(69)	(6,732)
Gildan Activewear, Inc. (Canada)	(522)	(15,415)
Hasbro, Inc.	(54)	(5,703)
Helen of Troy Ltd. (Bermuda)*	(142)	(25,530)
Levi Strauss & Co., Class A	(1,154)	(22,261)
Lululemon Athletica, Inc.*	(132)	(30,580)
NIKE, Inc., Class B	(175)	(17,729)
Under Armour, Inc., Class C*	(654)	(12,544)
VF Corp.	(216)	(21,527)

		(261,806)

Consumer Services — (1.3)%
Carnival Corp. (Panama)	(576)	(29,278)
Choice Hotels International, Inc.	(286)	(29,581)
Graham Holdings Co., Class B	(34)	(21,726)
Grand Canyon Education, Inc.*	(207)	(19,829)
International Game Technology PLC (United Kingdom)	(772)	(11,557)
Las Vegas Sands Corp.	(100)	(6,904)
Marriott International, Inc., Class A	(31)	(4,694)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(308)	(17,990)
Red Rock Resorts, Inc., Class A	(1,039)	(24,884)
Royal Caribbean Cruises Ltd. (Liberia)	(26)	(3,471)
Stars Group, Inc. (The) (Canada)*	(1,325)	(34,569)
Vail Resorts, Inc.	(137)	(32,857)
Wynn Resorts Ltd.	(1)	(139)

		(237,479)

Energy — (2.4)%
Cameco Corp. (Canada)	(422)	(3,756)
Cenovus Energy, Inc. (Canada)	(989)	(10,038)
Cheniere Energy, Inc.*	(185)	(11,298)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Energy — (Continued)
Chesapeake Energy Corp.*	(3,041)	$(2,511)
Cimarex Energy Co.	(374)	(19,631)
ConocoPhillips	(242)	(15,737)
Continental Resources, Inc.	(559)	(19,174)
Delek US Holdings, Inc.	(214)	(7,175)
Diamondback Energy, Inc.	(493)	(45,780)
Enbridge, Inc. (Canada)	(588)	(23,385)
Encana Corp. (Canada)	(5,715)	(26,803)
Equitrans Midstream Corp.	(2,186)	(29,205)
Hess Corp.	(487)	(32,536)
Kinder Morgan, Inc.	(130)	(2,752)
Marathon Oil Corp.	(493)	(6,695)
Marathon Petroleum Corp.	(102)	(6,146)
Noble Energy, Inc.	(797)	(19,797)
Occidental Petroleum Corp.	(960)	(39,562)
ONEOK, Inc.	(402)	(30,419)
Pembina Pipeline Corp. (Canada)	(448)	(16,603)
Pioneer Natural Resources Co.	(34)	(5,147)
Suncor Energy, Inc. (Canada)	(119)	(3,903)
Targa Resources Corp.	(739)	(30,173)
TechnipFMC PLC (United Kingdom)	(211)	(4,524)
Williams Cos., Inc. (The)	(1,225)	(29,057)

		(441,807)

Food & Staples Retailing — (0.3)%
Kroger Co. (The)	(677)	(19,626)
Sysco Corp.	(92)	(7,870)
US Foods Holding Corp.*	(831)	(34,811)

		(62,307)

Food, Beverage & Tobacco — (0.4)%
Beyond Meat, Inc.*	(25)	(1,890)
Brown-Forman Corp., Class B	(513)	(34,679)
Coca-Cola Co. (The)	(102)	(5,646)
Hormel Foods Corp.	(376)	(16,961)
Ingredion, Inc.	(2)	(186)
Lancaster Colony Corp.	(35)	(5,604)

		(64,966)

Health Care Equipment & Services — (1.9)%
Amedisys, Inc.*	(109)	(18,194)
Anthem, Inc.	(18)	(5,437)
Boston Scientific Corp.*	(392)	(17,726)
Cantel Medical Corp.	(486)	(34,457)
Cardinal Health, Inc.	(430)	(21,749)
Centene Corp.*	(131)	(8,236)

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Cooper Cos., Inc. (The)	(95)	$(30,523)
Encompass Health Corp.	(559)	(38,722)
Glaukos Corp.*	(115)	(6,264)
Globus Medical, Inc., Class A*	(382)	(22,492)
HealthEquity, Inc.*	(346)	(25,628)
Hill-Rom Holdings, Inc.	(2)	(227)
Hologic, Inc.*	(263)	(13,731)
Humana, Inc.	(4)	(1,466)
ICU Medical, Inc.*	(40)	(7,485)
Laboratory Corp. of America Holdings*	(43)	(7,274)
LHC Group, Inc.*	(172)	(23,695)
LivaNova PLC (United Kingdom)*	(269)	(20,291)
Masimo Corp.*	(149)	(23,551)
Merit Medical Systems, Inc.*	(108)	(3,372)
Molina Healthcare, Inc.*	(46)	(6,242)
UnitedHealth Group, Inc.	(15)	(4,410)
Varian Medical Systems, Inc.*	(96)	(13,633)

		(354,805)

Household & Personal Products — (0.2)%
Estee Lauder Cos., Inc. (The), Class A	(141)	(29,122)

Materials — (1.9)%
Albemarle Corp.	(50)	(3,652)
Barrick Gold Corp. (Canada)	(2,360)	(43,872)
Berry Global Group, Inc.*	(664)	(31,533)
Corteva, Inc.	(906)	(26,781)
Franco-Nevada Corp. (Canada)	(138)	(14,255)
Freeport-McMoRan, Inc.	(3,718)	(48,780)
Kinross Gold Corp. (Canada)*	(540)	(2,560)
Louisiana-Pacific Corp.	(1,706)	(50,617)
Methanex Corp. (Canada)	(313)	(12,091)
Newmont Goldcorp Corp.	(1,586)	(68,912)
Scotts Miracle-Gro Co. (The)	(17)	(1,805)
Sealed Air Corp.	(507)	(20,194)
Sonoco Products Co.	(9)	(555)
Southern Copper Corp.	(96)	(4,078)
Steel Dynamics, Inc.	(509)	(17,326)
Teck Resources Ltd., Class B (Canada)	(552)	(9,588)

		(356,599)

Media & Entertainment — (1.5)%
Activision Blizzard, Inc.	(122)	(7,249)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Alphabet, Inc., Class A*	(3)	$(4,018)
ANGI Homeservices, Inc., Class A*	(1,188)	(10,062)
Electronic Arts, Inc.*	(41)	(4,408)
IAC/InterActiveCorp.*	(97)	(24,164)
Madison Square Garden Co. (The), Class A*	(118)	(34,714)
New York Times Co. (The), Class A	(399)	(12,836)
News Corp., Class A	(2,061)	(29,143)
Pinterest, Inc., Class A*	(619)	(11,538)
Roku, Inc.*	(59)	(7,900)
Snap, Inc., Class A*	(27)	(441)
TEGNA, Inc.	(496)	(8,278)
Twitter, Inc.*	(788)	(25,255)
ViacomCBS, Inc., Class B	(196)	(8,226)
World Wrestling Entertainment, Inc., Class A	(609)	(39,506)
Zillow Group, Inc., Class C*	(797)	(36,614)
Zynga, Inc., Class A*	(1,456)	(8,911)

		(273,263)

Pharmaceuticals, Biotechnology & Life Sciences — (2.5)%
Agilent Technologies, Inc.	(331)	(28,238)
Allergan PLC (Ireland)	(142)	(27,146)
Allogene Therapeutics, Inc.*	(665)	(17,277)
Arena Pharmaceuticals, Inc.*	(7)	(318)
Bluebird Bio, Inc.*	(392)	(34,398)
Blueprint Medicines Corp.*	(213)	(17,063)
Catalent, Inc.*	(357)	(20,099)
Cronos Group, Inc. (Canada)*	(3,274)	(25,112)
Elanco Animal Health, Inc.*	(1,175)	(34,604)
Eli Lilly & Co.	(47)	(6,177)
Emergent BioSolutions, Inc.*	(63)	(3,399)
Exact Sciences Corp.*	(119)	(11,005)
Exelixis, Inc.*	(1,487)	(26,201)
FibroGen, Inc.*	(446)	(19,129)
Horizon Therapeutics PLC (Ireland)*	(733)	(26,535)
Illumina, Inc.*	(53)	(17,582)
Immunomedics, Inc.*	(131)	(2,772)
Medicines Co. (The)*	(136)	(11,552)
Moderna, Inc.*	(15)	(293)
Mylan NV (Netherlands)*	(1,666)	(33,487)
MyoKardia, Inc.*	(54)	(3,936)
Nektar Therapeutics*	(37)	(799)
Perrigo Co. PLC (Ireland)	(616)	(31,823)
PRA Health Sciences, Inc.*	(21)	(2,334)

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Reata Pharmaceuticals, Inc., Class A*	(18)	$(3,680)
Regeneron Pharmaceuticals, Inc.*	(8)	(3,004)
Sage Therapeutics, Inc.*	(175)	(12,633)
Ultragenyx Pharmaceutical, Inc.*	(219)	(9,353)
Waters Corp.*	(117)	(27,337)
Zoetis, Inc.	(34)	(4,500)

		(461,786)

Retailing — (2.1)%
Booking Holdings, Inc.*	(1)	(2,054)
Carvana Co.*	(239)	(22,000)
Dick’s Sporting Goods, Inc.	(731)	(36,177)
Dollar Tree, Inc.*	(203)	(19,092)
Etsy, Inc.*	(357)	(15,815)
Expedia Group, Inc.	(89)	(9,624)
Five Below, Inc.*	(186)	(23,782)
Floor & Decor Holdings, Inc., Class A*	(176)	(8,943)
Gap, Inc. (The)	(191)	(3,377)
Grubhub, Inc.*	(817)	(39,739)
Kohl’s Corp.	(342)	(17,425)
L Brands, Inc.	(1,808)	(32,761)
Lowe’s Cos., Inc.	(125)	(14,970)
Macy’s, Inc.	(1,282)	(21,794)
Nordstrom, Inc.	(243)	(9,946)
Ross Stores, Inc.	(76)	(8,848)
Tiffany & Co.	(245)	(32,744)
TJX Cos., Inc. (The)	(21)	(1,282)
Ulta Beauty, Inc.*	(49)	(12,404)
Urban Outfitters, Inc.*	(310)	(8,609)
Wayfair, Inc., Class A*	(467)	(42,203)

		(383,589)

Semiconductors & Semiconductor Equipment — (1.8)%
Analog Devices, Inc.	(211)	(25,075)
Cabot Microelectronics Corp.	(137)	(19,772)
Cypress Semiconductor Corp.	(1,580)	(36,861)
Enphase Energy, Inc.*	(1,154)	(30,154)
Entegris, Inc.	(503)	(25,195)
First Solar, Inc.*	(580)	(32,457)
KLA Corp.	(71)	(12,650)
Marvell Technology Group Ltd. (Bermuda)	(1,343)	(35,670)
Maxim Integrated Products, Inc.	(12)	(738)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Microchip Technology, Inc.	(224)	$(23,457)
Micron Technology, Inc.*	(404)	(21,727)
ON Semiconductor Corp.*	(66)	(1,609)
Semtech Corp.*	(475)	(25,128)
Silicon Laboratories, Inc.*	(165)	(19,137)
Skyworks Solutions, Inc.	(29)	(3,506)
Texas Instruments, Inc.	(109)	(13,984)
Xilinx, Inc.	(160)	(15,643)

		(342,763)

Software & Services — (3.4)%
ACI Worldwide, Inc.*	(294)	(11,138)
Altair Engineering, Inc., Class A*	(181)	(6,500)
ANSYS, Inc.*	(38)	(9,782)
Appfolio, Inc., Class A*	(156)	(17,152)
Atlassian Corp. PLC, Class A (United Kingdom)*	(179)	(21,541)
Autodesk, Inc.*	(130)	(23,850)
Black Knight, Inc.*	(44)	(2,837)
BlackBerry Ltd. (Canada)*	(4,226)	(27,131)
Cadence Design Systems, Inc.*	(5)	(347)
CDK Global, Inc.	(407)	(22,255)
Ceridian HCM Holding, Inc.*	(62)	(4,209)
Dropbox, Inc., Class A*	(1,693)	(30,322)
DXC Technology Co.	(160)	(6,014)
Elastic NV (Netherlands)*	(296)	(19,033)
Fidelity National Information Services, Inc.	(315)	(43,813)
FireEye, Inc.*	(878)	(14,513)
Fiserv, Inc.*	(355)	(41,049)
Fortinet, Inc.*	(30)	(3,203)
Global Payments, Inc.	(113)	(20,629)
Globant SA (Luxembourg)*	(330)	(34,996)
Guidewire Software, Inc.*	(246)	(27,003)
LogMeIn, Inc.	(248)	(21,264)
Mastercard, Inc., Class A	(2)	(597)
MAXIMUS, Inc.	(235)	(17,482)
New Relic, Inc.*	(165)	(10,842)
Palo Alto Networks, Inc.*	(169)	(39,081)
Pluralsight, Inc., Class A*	(11)	(189)
salesforce.com, Inc.*	(212)	(34,480)
Smartsheet, Inc., Class A*	(585)	(26,278)
Switch, Inc., Class A	(668)	(9,900)
Twilio, Inc., Class A*	(306)	(30,074)
Verint Systems, Inc.*	(400)	(22,144)

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
Workday, Inc., Class A*	(50)	$(8,222)
Zoom Video Communications, Inc., Class A*	(111)	(7,552)
Zscaler, Inc.*	(397)	(18,460)

		(633,882)

Technology Hardware & Equipment — (1.3)%
Amphenol Corp., Class A	(15)	(1,623)
Arista Networks, Inc.*	(29)	(5,899)
AVX Corp.	(363)	(7,431)
Cognex Corp.	(100)	(5,604)
Coherent, Inc.*	(180)	(29,943)
HP, Inc.	(1,081)	(22,215)
II-VI, Inc.*	(214)	(7,205)
IPG Photonics Corp.*	(60)	(8,695)
Littelfuse, Inc.	(169)	(32,330)
Novanta, Inc. (Canada)*	(292)	(25,824)
Pure Storage, Inc., Class A*	(829)	(14,184)
Seagate Technology PLC (Ireland)	(539)	(32,070)
TE Connectivity Ltd. (Switzerland)	(107)	(10,255)
Western Digital Corp.	(727)	(46,143)

		(249,421)

Telecommunication Services — (0.2)%
Rogers Communications, Inc., Class B (Canada)	(692)	(34,372)
United States Cellular Corp.*	(9)	(326)

		(34,698)

Transportation — (0.4)%
FedEx Corp.	(211)	(31,905)
Ryder System, Inc.	(669)	(36,333)
Uber Technologies, Inc.*	(296)	(8,803)

		(77,041)

Utilities — (3.2)%
Algonquin Power & Utilities Corp. (Canada)	(373)	(5,278)
ALLETE, Inc.	(188)	(15,260)
Ameren Corp.	(281)	(21,581)
American Electric Power Co., Inc.	(212)	(20,036)
Atmos Energy Corp.	(200)	(22,372)
Avangrid, Inc.	(376)	(19,236)
Avista Corp.	(91)	(4,376)
Black Hills Corp.	(376)	(29,531)
CenterPoint Energy, Inc.	(967)	(26,370)
Consolidated Edison, Inc.	(406)	(36,731)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
Dominion Energy, Inc.	(232)	$(19,214)
DTE Energy Co.	(295)	(38,312)
Edison International	(579)	(43,662)
Eversource Energy	(402)	(34,198)
FirstEnergy Corp.	(776)	(37,714)
Fortis, Inc. (Canada)	(497)	(20,635)
IDACORP, Inc.	(10)	(1,068)
National Fuel Gas Co.	(553)	(25,737)
New Jersey Resources Corp.	(120)	(5,348)
NextEra Energy, Inc.	(29)	(7,023)
NiSource, Inc.	(237)	(6,598)
NorthWestern Corp.	(121)	(8,672)
ONE Gas, Inc.	(67)	(6,269)
Pinnacle West Capital Corp.	(352)	(31,655)
PNM Resources, Inc.	(79)	(4,006)
Portland General Electric Co.	(381)	(21,256)
Southwest Gas Holdings, Inc.	(349)	(26,514)
Spire, Inc.	(312)	(25,993)
Xcel Energy, Inc.	(329)	(20,888)

		(585,533)

TOTAL COMMON STOCK (Proceeds $4,944,613)		(5,125,975)

TOTAL SECURITES SOLD SHORT - (27.7)%		(5,125,975)

(Proceeds $4,944,613)

OTHER ASSETS IN EXCESS OF LIABILITIES - 35.7%		6,615,081

NET ASSETS - 100.0%		$18,532,957

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Concluded)

December 31, 2019

(Unaudited)

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All affiliated fund investments are in Institutional Class shares. The Schedule of Investments of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
(b)	Discount Yield - Rate shown is at the time of purchase.
*	Non-income producing.

PLC	Public Limited Company

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for a U.S. Treasury Obligation with an end of period value of $199,046, which is considered Level 2 as of and for the period ended December 31, 2019.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.